Cover	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	FRANKLIN ELECTRIC CO., INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	0-362
Entity Tax Identification Number	35-0827455
Entity Address, Address Line One	9255 Coverdale Road
Entity Address, City or Town	Fort Wayne,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46809
City Area Code	260
Local Phone Number	824-2900
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	FELE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000038725
Amendment Flag	false